BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Product Information [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Accounts Receivable, Allowance for Credit Loss, Current	52,252		52,252		43,016
Accounts Receivable, after Allowance for Credit Loss, Current	1,823,403		1,823,403		970,629	$ 517,583
Amortization of Debt Issuance Costs			811,665	$ 265,156
Notes Payable	2,678,403		2,678,403		3,911,446	1,098,158
Notes payables					434,542
Marketing and Advertising Expense	11,844	$ 10,010	56,437	24,918	61,724	11,336
Accounts Receivable, Allowance for Credit Loss					43,016	77,690
Accounts Receivable, after Allowance for Credit Loss							$ 413,723
Subscription receivable						200,000
Goodwill	15,528,739		15,528,739		6,516,915
Goodwill, Impairment Loss	$ 4,853,142		$ 4,853,142	$ 15,669,287	20,364,001
Amortization of Deferred Loan Origination Fees, Net					385,002	6,663
Notes and Loans Payable					$ 434,542	$ 93,745
Income Tax Examination, Description					The Company’s taxes are subject to examination by taxation authorities for a period of three years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					47.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					63.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					30.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage						52.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage						12.00%
Titan Trucking LLC [Member]
Product Information [Line Items]
Goodwill					$ 26,880,916